Mining royalties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Mining Royalties [Line Items]
Royalty Expense	$ 11,749	$ 12,832	$ 21,388
Sindicato Minero de Orcopampa S.A., note 29(b) [Member]
Disclosure Of Mining Royalties [Line Items]
Royalty Expense	6,180	4,741	12,122
Royalties paid to the Peruvian State [Member]
Disclosure Of Mining Royalties [Line Items]
Royalty Expense	$ 5,569	$ 8,091	$ 9,266